COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

		Shares	Value
COMMON STOCK	98.2%
AUSTRALIA	8.0%
REAL ESTATE
DIVERSIFIED	6.4%
BGP Holdings PLC (EUR)(a),(b)		56,622,235	$0
Charter Hall Group		1,510,477	14,777,003
Ingenia Communities Group		1,479,421	5,685,893
Mirvac Group		9,903,732	18,805,949

			39,268,845

INDUSTRIALS	0.6%
Goodman Group		258,077	3,551,926

SELF STORAGE	1.0%
National Storage REIT		4,295,350	6,525,066

TOTAL AUSTRALIA			49,345,837

BELGIUM	1.9%
REAL ESTATE
INDUSTRIALS	0.5%
VGP NV		20,451	3,271,266

RESIDENTIAL	1.4%
Aedifica SA		75,324	8,638,914

TOTAL BELGIUM			11,910,180

CANADA	2.1%
REAL ESTATE
OFFICE	1.6%
Allied Properties REIT		297,724	9,627,997

RETAIL	0.5%
RioCan REIT		213,813	3,310,894

TOTAL CANADA			12,938,891

CHINA	1.4%
INDUSTRIALS	0.6%
ESR Cayman Ltd., 144A (H Shares)(b),(c)		1,203,800	3,940,869

REAL ESTATE—DATA CENTERS	0.8%
GDS Holdings Ltd., ADR (USD)(b)		56,949	4,617,994

TOTAL CHINA			8,558,863

		Shares	Value
FRANCE	5.0%
REAL ESTATE
DIVERSIFIED	2.0%
ICADE		168,565	$12,325,110

NET LEASE	0.6%
ARGAN SA		41,593	3,921,599

RETAIL	2.4%
Klepierre SA		618,351	14,419,413

TOTAL FRANCE			30,666,122

GERMANY	14.9%
REAL ESTATE
OFFICE	1.5%
Alstria Office REIT- AG		551,433	8,911,050

RESIDENTIAL	11.7%
Deutsche Wohnen SE		665,222	31,032,611
Instone Real Estate Group AG, 144A(b),(c)		292,899	8,054,668
Vonovia SE		497,447	32,492,935

			71,580,214

RETAIL	1.7%
VIB Vermoegen AG		312,039	10,703,398

TOTAL GERMANY			91,194,662

HONG KONG	12.6%
REAL ESTATE
DIVERSIFIED	7.5%
CK Asset Holdings Ltd.		2,587,000	15,706,821
Hang Lung Properties Ltd.		2,341,000	6,082,788
Sun Hung Kai Properties Ltd.		1,602,627	24,284,414

			46,074,023

RESIDENTIAL	1.9%
Wharf Real Estate Investment Co., Ltd.		2,044,000	11,450,354

RETAIL	3.2%
Link REIT		2,161,209	19,682,484

TOTAL HONG KONG			77,206,861

INDIA	0.0%
REAL ESTATE—DIVERSIFIED
Mindspace Business Parks REIT, 144A(c)		33,600	134,223

		Shares	Value
ISRAEL	0.5%
REAL ESTATE—NET LEASE
Amot Investments Ltd.		568,644	$3,037,894

JAPAN	24.8%
REAL ESTATE
DIVERSIFIED	12.8%
Activia Properties, Inc.		2,625	11,509,934
Mitsubishi Estate Co., Ltd.		1,230,762	21,480,673
Mitsui Fudosan Co., Ltd.		1,337,092	30,352,502
Tokyu Fudosan Holdings Corp.		1,013,900	5,997,783
United Urban Investment Corp.		6,903	9,264,266

			78,605,158

HOTEL	1.2%
Invincible Investment Corp.		19,011	7,168,293

INDUSTRIALS	4.6%
GLP J-REIT		6,579	10,802,097
Mitsui Fudosan Logistics Park, Inc.		1,600	7,904,267
Nippon Prologis REIT, Inc.		3,002	9,638,393

			28,344,757

OFFICE	4.4%
Japan Prime Realty Investment Corp.		2,849	10,626,661
Nippon Building Fund, Inc.		2,745	16,139,038

			26,765,699

RETAIL	1.8%
Japan Retail Fund Investment Corp.		11,056	11,293,146

TOTAL JAPAN			152,177,053

MACAU	1.4%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd. (H Shares)(b)		1,714,000	8,565,480

NETHERLANDS	1.5%
REAL ESTATE
DIVERSIFIED	0.5%
NSI NV		75,394	2,988,411

INDUSTRIALS	1.0%
CTP NV, 144A(b),(c)		334,351	5,920,611

TOTAL NETHERLANDS			8,909,022

		Shares	Value
SINGAPORE	7.6%
REAL ESTATE
DIVERSIFIED	3.0%
CapitaLand Ltd.		1,649,900	$4,611,674
City Developments Ltd.		1,211,600	7,187,458
Keppel DC REIT		3,193,461	6,409,712

			18,208,844

HEALTH CARE	1.5%
Parkway Life Real Estate Investment Trust		3,153,600	9,564,888

OFFICE	0.9%
Keppel REIT		6,305,200	5,718,365

RETAIL	2.2%
CapitaLand Integrated Commercial Trust		8,290,512	13,373,782

TOTAL SINGAPORE			46,865,879

SPAIN	0.5%
COMMUNICATIONS—TOWERS
Cellnex Telecom SA, 144A(c)		56,724	3,266,144
SWEDEN	5.1%
REAL ESTATE
DIVERSIFIED	3.4%
Castellum AB		442,110	9,749,914
Fastighets AB Balder, Class B(b)		227,690	11,278,326

			21,028,240

INDUSTRIALS	1.0%
Catena AB		138,190	6,091,882

OFFICE	0.7%
Wihlborgs Fastigheter AB		213,761	4,055,694

TOTAL SWEDEN			31,175,816

UNITED KINGDOM	10.9%
REAL ESTATE
DIVERSIFIED	1.9%
British Land Co., PLC/The		1,661,895	11,565,408

HEALTH CARE	2.0%
Assura PLC		12,297,053	12,222,902

INDUSTRIALS	5.0%
LondonMetric Property PLC		2,002,424	5,896,513
Segro PLC		1,178,694	15,235,499

		Shares	Value
Tritax Big Box REIT PLC		4,019,863	$9,947,495

			31,079,507

OFFICE	0.7%
Workspace Group PLC		397,791	4,387,155

SELF STORAGE	1.3%
Safestore Holdings PLC		718,792	7,882,817

TOTAL UNITED KINGDOM			67,137,789

TOTAL COMMON STOCK (Identified cost—$511,114,296)			603,090,716

SHORT-TERM INVESTMENTS	1.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(d)		6,524,184	6,524,184

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,524,184)			6,524,184

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$517,638,480)	99.3%		609,614,900
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		4,599,901

NET ASSETS	100.0%		$614,214,801

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $21,316,515 which represents 3.5% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	38.7
Residential	15.0
Industrials	13.3
Retail	11.8
Office	9.8
Health Care	3.5
Self Storage	2.3
Hotels, Restaurants & Leisure	1.4
Net Lease	1.1
Data Centers	0.8
Towers	0.5
Other	1.8

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$49,345,837	$49,345,837	$—	$0	(a)
Other Countries	553,744,879	553,744,879	—	—
Short-Term Investments	6,524,184	—	6,524,184	—

Total Investments in Securities(b)	$609,614,900	$603,090,716	$6,524,184	$0

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0 by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.